Commitments - Additional Information (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2016 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Commitments [Line Items]
Amount of transfer penalties		€ 1,360
Rental payment obligation under the lease agreement		542	€ 455	€ 455
NASH Education Program
Disclosure Of Commitments [Line Items]
Endowment fund		€ 45	€ 959	€ 1,808
Top of Range | Pinnacle Clinical Research
Disclosure Of Commitments [Line Items]
Donation paid | $	$ 1,582